Basis of presentation (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Date Of Incorporation		Jul. 31, 2013
Operations Commenced Date		Feb. 02, 2014
Cash and cash equivalents		$ 1,009	$ 2,016
Short-term deposits		765
Restricted cash		115	114
Marketable securities debt		7,600
Proceeds from issuance of initial public offering	$ 6,200
Profit loss		3,400
Retained earnings accumulated deficit		$ 189,463	$ 186,040